Summary of Company's Percentage of Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Total	100.00%	100.00%	100.00%	100.00%
Reach [Member]
Revenue, Major Customer [Line Items]
Total	2.70%	3.40%	1.70%	2.00%
Demio [Member]
Revenue, Major Customer [Line Items]
Total	32.40%	96.10%	27.00%	97.40%
Open Reel [Member]
Revenue, Major Customer [Line Items]
Total	42.50%	0.00%	35.80%	0.00%
Vidello Limited [Member]
Revenue, Major Customer [Line Items]
Total	22.40%	0.00%	35.50%	0.00%
Product and Service, Other [Member]
Revenue, Major Customer [Line Items]
Total	0.00%	0.50%	0.00%	0.60%